Background, Organization and Summary of Significant Accounting Policies - Summary of Intangible Assets (Detail) - Centuri - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 177,838	$ 92,068
Accumulated Amortization	(18,017)	(11,366)
Net Carrying Amount	159,821	80,702
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	152,533	76,254
Accumulated Amortization	(11,716)	(6,743)
Net Carrying Amount	140,817	69,511
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,013	13,754
Accumulated Amortization	(5,234)	(4,080)
Net Carrying Amount	17,779	9,674
Customer contracts backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	270
Accumulated Amortization	(3)
Net Carrying Amount	267
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,022	2,060
Accumulated Amortization	(1,064)	(543)
Net Carrying Amount	$ 958	$ 1,517